Filed Pursuant to Rule 497(e)

1933 Act File No. 033-01182
1940 Act File No. 811-04447

1933 Act File No. 033-37959
1940 Act File No. 811-06221

October 6, 2011

BRANDYWINE FUND, INC.
BRANDYWINE BLUE FUND, INC.

Supplement dated October 6, 2011 to the
Statement of Additional Information (“SAI”) dated January 31, 2011

This Supplement is being filed to reflect the retirement of Mr. W. Richard Scarlett III as a Director of Brandywine Fund, Inc. and Brandywine Blue Fund, Inc., and the election of Mr. Stephen M. Wynne as a Director of Brandywine Fund, Inc. and Brandywine Blue Fund, Inc.  Accordingly, the “Directors And Officers of the Companies” section (excluding the “Code of Ethics” and “Proxy Voting” sub-sections) beginning on page 7 of the SAI has been deleted and replaced in its entirety with the following, to reflect the retirement of Mr. Scarlett and the election of Mr. Wynne:

Management Information

As Maryland corporations, the business and affairs of each Company are managed by its officers under the direction of its Board of Directors.  The same persons currently serve as directors and officers of both Brandywine Fund, Inc. and Brandywine Blue Fund, Inc.  The name, address, principal occupations during the past five years, other public company and registered investment company directorships held during the past five years and other information with respect to each of the current directors and officers of the Companies, as of January 31, 2011 with respect to each person other than Mr. Wynne, whose information is provided as of September 30, 2011, are as follows:

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years
“Disinterested Persons”
C. Quentin S. Jackson Age: 67 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Lead Independent Director)	Indefinite, until successor elected Since 2001	Mr. Jackson is retired. He was the President and Chief Executive Officer of Nuclear Electric Insurance Ltd., a multi-billion dollar insurance company mutually owned by energy companies.	3	None
Stuart A. McFarland Age: 63 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Chairman of the Audit Committee, since June, 2004)	Indefinite, until successor elected Since 2001	Mr. McFarland is Managing Partner of Federal City Capital Advisors, LLC, a financial advisory firm. He was the Chairman of Federal City Bancorp, a thrift holding company, from April 2004 until June 2007.	3	Helios Funds and Newcastle Investment Corporation
Thomas D. Wren Age: 59 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2006	Mr. Wren is retired. He was a senior adviser for Promontory Financial Group, LLC, Washington, DC, a financial and regulatory consulting firm from 2006 to 2011. Mr. Wren was the Treasurer of MBNA Corporation and its MBNA American Bank, N.A. subsidiary from 1995 to 2006.	3	ACM Financial Trust, Inc. and Hatteras Financial Corp.
Stephen M. Wynne Age: 56 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2011	Mr. Wynne is retired. He spent thirty three years with PNC Global Investment Servicing where he was appointed Chief Operating Officer in 2002, President in 2005 and CEO in 2008. He was also appointed CEO of the U.S. Funds Services business unit of Bank of New York Mellon in 2010.	3	FundVantage Trust and Copeland Trust
James W. Zug Age: 70 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2001	Mr. Zug is a retired Partner of PricewaterhouseCoopers LLP. He was employed with PricewaterhouseCoopers and its predecessors from 1964 until 2000.	3	Allianz Funds, Amkor Technology, Inc. and Teleflex Inc.
_______________

(1)  Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years
“Interested Persons” (as defined in the Act) (2)
William F. D’Alonzo Age: 56 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director President and Chairman	Indefinite, until successor elected Since 2001 1 year term President since 2003 Chairman since 2004	Mr. D’Alonzo joined Friess Associates, LLC in 1981 as part of the research team. He became Chief Investment Officer of Friess Associates, LLC and Friess Associates of Delaware, LLC, an affiliate of Friess Associates, LLC (the “Friess Companies”) in 1997 and Chief Executive Officer of the Friess Companies in 2002.	3	None
Lynda J. Campbell Age: 65 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President, Secretary and Treasurer	1 year term Vice President since 1998; Secretary since 1990; Treasurer since 2007	Ms. Campbell joined Friess Associates, LLC in 1985. She is currently Chief Administrative Officer of the Friess Companies.	N/A	N/A
Joseph J. Fields Age: 55 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term Since 2007	Mr. Fields joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A
J. Gordon Kaiser Age: 51 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term Since 2007	Mr. Kaiser joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A
David D. Marky Age: 45 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President, Assistant Secretary and Chief Compliance Officer
1 year term as
Vice President
and Assistant
Secretary and at
the discretion of
the Board as
Chief
Compliance
Officer;
Vice President
and Assistant
Secretary since
2002;
Chief
Compliance
Officer since
2004.
			Mr. Marky joined Friess Associates, LLC in 2000. He is currently the Chief Operating Officer and the Chief Compliance Officer of the Friess Companies and the Chief Compliance Officer of the Funds.	N/A	N/A

_______________

(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.
(2)	All of the officers of the Companies and employees of the Friess Companies are “interested persons” of the Companies (as defined in the Act).

Qualification of Directors

William F. D’Alonzo has for many years served as a portfolio manager of the Funds, and has been a director of the Companies for 9 years.  His experience and skills as a portfolio manager of the Funds, as well as his familiarity with the investment strategies utilized by the Funds’ investment adviser and with the Funds’ portfolios, led to the conclusion that he should serve as a director.  C. Quentin S. Jackson has extensive experience working in regulated industries like the investment management industry and a deep understanding of financial statements, having served as the President and Chief Executive Officer of a multi-billion dollar insurance company, making him a valuable source of knowledge.  Stuart A. McFarland’s experience as the managing partner of a financial advisory firm and chairman of a thrift holding company has provided him with firm understanding of financial statements and a solid understanding of the financial industry and its rules and regulations, enabling him to provide the Board with valuable input and oversight.  Thomas D. Wren has extensive experience in the financial industry, most recently serving as a senior adviser for a financial and regulatory consulting firm, that has provided him with a thorough knowledge of financial products and the rules and regulations related to the financial industry, making him a valuable member of the Board.  Stephen M. Wynne has over thirty years of experience servicing clients participating in the global investment management and distribution industry.  As CEO for two different financial services firms, Mr. Wynne has overseen and directed his organizations’ strategic and operational development in servicing the needs of mutual funds, exchange-traded funds, hedge funds, managed accounts and offshore funds.  James W. Zug’s experience as a partner of a registered independent public accounting firm provided him with an extensive knowledge of financial statements and significant financial knowledge, which knowledge he brings to the Board in a relatable, effective way.  Each of Messrs. Jackson, McFarland, Wren, Wynne and Zug takes a conservative and thoughtful approach to addressing issues facing the Funds.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Jackson, McFarland, Wren, Wynne and Zug should serve as a director.

Board Leadership Structure

The Board of Directors has general oversight responsibility with respect to the operation of the Companies and the Funds, and has structured itself in a manner that it believes allows it to perform its oversight function effectively.  The Board has engaged the Funds’ investment adviser to manage the Funds and is responsible for overseeing the adviser and other service providers to the Companies and the Funds in accordance with the provisions of the Act and other applicable laws.  The Board has established an Audit Committee to assist the Board in performing its oversight responsibilities.  More than 75% of the members of the Board are disinterested persons of the Funds (the “Independent Directors”), and the Audit Committee is comprised entirely of Independent Directors.  The Chairman of the Board is the President and the Chief Investment Officer of the Funds’ investment adviser.  The Board has a Lead Independent Director, who acts as the primary liaison between the Independent Directors and management.  The Independent Directors, including the Lead Independent Director, help identify matters for consideration by the Board and the Lead Independent Director regularly participates in the agenda setting process for Board meetings.

In developing its structure, the Board has considered that the Chairman of the Board, as the Chief Investment Officer of the Funds’ investment adviser, can provide valuable input based on his tenure with the adviser and experience in the types of securities in which the Funds invest.  The Board has also determined that the structure of the Lead Independent Director and the function and composition of the Audit Committee are appropriate means to provide effective oversight on behalf of Fund shareholders and address any potential conflicts of interest that may arise from the Chairman’s status as an interested person of the Funds.

Board Oversight of Risk

Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Funds and service providers, the Board of Directors performs a risk oversight function for the Funds.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; meets with representatives of various service providers, including the Funds’ investment adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.

The Companies have an Audit Committee, which plays a significant role in the risk oversight of the Funds as it meets annually with the auditors of the Funds and quarterly with the Funds’ chief compliance officer.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Funds’ investment adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Board Committees

Each of the Companies’ Boards of Directors has created an audit committee whose members consist, as of January 31, 2011, of Messrs. McFarland, Wren and Zug.  The primary functions of the audit committee are to recommend to the Companies’ Boards of Directors the independent auditors to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ auditors and financial records. The Companies’ Boards of Directors have no other committees.  The audit committee met twice during the fiscal year ended September 30, 2010.

Board Compensation

The current standard method of compensating directors of the Companies is for Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund to pay each disinterested director a fee of $23,300, $23,300 and $3,400, respectively.  The lead independent director is paid an additional $5,000 annually, divided proportionately among the Funds.  The chairman of the audit committee is paid an additional $5,000 annually, divided proportionately among the Funds.  The Companies also may reimburse directors for travel expenses incurred in order to attend meetings of the Board of Directors.

The tables below set forth the compensation paid by the Brandywine Fund and Brandywine Blue Fund to each of the directors of the Companies during the fiscal year ended September 30, 2010 (Mr. Wynne did not serve as a director during the 2010 fiscal year):

COMPENSATION TABLE
BRANDYWINE FUND

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex(1) Paid to Directors

“Disinterested Persons”
C. Quentin S. Jackson	$22,768	$0	$0	$49,000
Stuart A. McFarland	$22,787	$0	$0	$49,000
W. Richard Scarlett III(2)	$20,500	$0	$0	$44,000
Thomas D. Wren	$20,500	$0	$0	$44,000
James W. Zug	$20,500	$0	$0	$44,000

“Interested Persons” (as defined in the Act)
William F. D’Alonzo	$0	$0	$0	$0
_______________

(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

(2)
Mr. Scarlett retired from the Boards of Directors effective June 25, 2011.  Mr. Wynne was elected to the Boards of Directors on September 12, 2011 and therefore did not receive compensation for the fiscal year ended September 30, 2010.

COMPENSATION TABLE
BRANDYWINE BLUE FUND

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex(1) Paid to Directors

“Disinterested Persons”
C. Quentin S. Jackson	$23,030	$0	$0	$49,000
Stuart A. McFarland	$23,021	$0	$0	$49,000
W. Richard Scarlett III(2)	$20,500	$0	$0	$44,000
Thomas D. Wren	$20,500	$0	$0	$44,000
James W. Zug	$20,500	$0	$0	$44,000
Stephen M. Wynne(2)	$0	$0	$0	$0

“Interested Persons” (as defined in the Act)
William F. D’Alonzo	$0	$0	$0	$0
_______________

(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.
(2)
Mr. Scarlett retired from the Boards of Directors effective June 25, 2011.  Mr. Wynne was elected to the Boards of Directors on September 12, 2011 and therefore did not receive compensation for the fiscal year ended September 30, 2010.

Ownership of Board in Funds and Fund Complex

The governance policies of the Funds contemplate that each independent director will have invested in excess of $100,000 in the aggregate of shares of Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund after three years of service as a director.  It is not contemplated that directors will modify their investment level in the Funds due to market value fluctuations.  The following table sets forth the dollar range of equity securities beneficially owned by each current director in Brandywine Fund and Brandywine Blue Fund as of December 31, 2010, which is also the valuation date:

Name of Director	Dollar Range of Equity Securities in Brandywine Fund	Dollar Range of Equity Securities in Brandywine Blue Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)

“Disinterested Persons”
C. Quentin S. Jackson	Over $100,000	Over $100,000	Over $100,000
Stuart A. McFarland	$50,001 - $100,000	$50,001 - $100,000	Over $100,000
Thomas D. Wren	Over $100,000	$50,001 - $100,000	Over $100,000
James W. Zug	$50,001 - $100,000	$10,001-$50,000	Over $100,000
Stephen M. Wynne	$10,001 - $50,000	None	$10,001 - $50,000
“Interested Persons” (as defined in the Act)
William F. D’Alonzo	Over $100,000	Over $100,000	Over $100,000
_______________ (1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only funds in the fund complex.

* * * *

Please retain this Supplement with your Statement of Additional Information.

Filed Pursuant to Rule 497(e)
1933 Act File No. 033-37959
1940 Act File No. 811-06221

October 6, 2011

BRANDYWINE BLUE FUND, INC.
Brandywine Advisors Midcap Growth Fund

Supplement dated October 6, 2011 to the
Statement of Additional Information (“SAI”) dated January 31, 2011

This Supplement is being filed to reflect the retirement of Mr. W. Richard Scarlett III as a Director of Brandywine Blue Fund, Inc., and the election of Mr. Stephen M. Wynne as a Director of Brandywine Blue Fund, Inc.  Accordingly, the “Directors And Officers of the Company” section (excluding the “Code of Ethics” and “Proxy Voting” sub-sections) beginning on page 7 of the SAI has been deleted and replaced in its entirety with the following, to reflect the retirement of Mr. Scarlett and the election of Mr. Wynne:

Management Information

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The same persons currently serve as directors and officers of both Brandywine Blue Fund, Inc. and Brandywine Fund, Inc., another registered investment company advised by the Fund’s investment adviser.  The name, address, principal occupations during the past five years, other public company and registered investment company directorships held during the past five years and other information with respect to each of the current directors and officers of the Company, as of January 31, 2011 with respect to each person other than Mr. Wynne, whose information is provided as of September 30, 2011, are as follows:

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years

“Disinterested Persons”
C. Quentin S. Jackson Age: 67 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Lead Independent Director)	Indefinite, until successor elected Since 2001	Mr. Jackson is retired. He was the President and Chief Executive Officer of Nuclear Electric Insurance Ltd., a multi-billion dollar insurance company mutually owned by energy companies.	3	None
Stuart A. McFarland Age: 63 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Chairman of the Audit Committee, since June, 2004)	Indefinite, until successor elected Since 2001	Mr. McFarland is Managing Partner of Federal City Capital Advisors, LLC, a financial advisory firm. He was the Chairman of Federal City Bancorp, a thrift holding company, from April 2004 until June 2007.	3	Helios Funds and Newcastle Investment Corporation
Thomas D. Wren Age: 59 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2006	Mr. Wren is retired. He was a senior adviser for Promontory Financial Group, LLC, Washington, DC, a financial and regulatory consulting firm from 2006 to 2011. Mr. Wren was the Treasurer of MBNA Corporation and its MBNA American Bank, N.A. subsidiary from 1995 to 2006.	3	ACM Financial Trust, Inc. and Hatteras Financial Corp.
Stephen M. Wynne Age: 56 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2011	Mr. Wynne is retired. He spent thirty three years with PNC Global Investment Servicing where he was appointed Chief Operating Officer in 2002, President in 2005 and CEO in 2008. He was also appointed CEO of the U.S. Funds Services business unit of Bank of New York Mellon in 2010.	3	FundVantage Trust and Copeland Trust
James W. Zug Age: 70 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2001	Mr. Zug is a retired Partner of PricewaterhouseCoopers LLP. He was employed with PricewaterhouseCoopers and its predecessors from 1964 until 2000.	3	Allianz Funds, Amkor Technology, Inc. and Teleflex Inc.
_______________

(1)           Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years
“Interested Persons” (as defined in the Act) (2)
William F. D’Alonzo Age: 56 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director President and Chairman	Indefinite, until successor elected Since 2001 1 year term President since 2003 Chairman since 2004	Mr. D’Alonzo joined Friess Associates, LLC in 1981 as part of the research team. He became Chief Investment Officer of Friess Associates, LLC and Friess Associates of Delaware, LLC, an affiliate of Friess Associates, LLC (the “Friess Companies”) in 1997 and Chief Executive Officer of the Friess Companies in 2002.	3	None
Lynda J. Campbell Age: 65 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President, Secretary and Treasurer	1 year term Vice President since 1998; Secretary since 1990; Treasurer since 2007	Ms. Campbell joined Friess Associates, LLC in 1985. She is currently Chief Administrative Officer of the Friess Companies.	N/A	N/A
Joseph J. Fields Age: 55 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term Since 2007	Mr. Fields joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A
J. Gordon Kaiser Age: 51 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term Since 2007	Mr. Kaiser joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A
David D. Marky Age: 45 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President, Assistant Secretary and Chief Compliance Officer
1 year term as
Vice President
and Assistant
Secretary and at
the discretion of
the Board as
Chief
Compliance
Officer;
Vice President
and Assistant
Secretary since
2002;
Chief
Compliance
Officer since
2004.
			Mr. Marky joined Friess Associates, LLC in 2000. He is currently the Chief Operating Officer and the Chief Compliance Officer of the Friess Companies and the Chief Compliance Officer of the Funds.	N/A	N/A
_______________

(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.
(2)	All of the officers of the Company and employees of the Friess Companies are “interested persons” of the Company (as defined in the Act).

Qualification of Directors

William F. D’Alonzo has for many years served as a portfolio manager of the Fund, and has been a director of the Company for 9 years.  His experience and skills as a portfolio manager of the Fund, as well as his familiarity with the investment strategies utilized by the Fund’s investment adviser and with the Fund’s portfolio, led to the conclusion that he should serve as a director.  C. Quentin S. Jackson has extensive experience working in regulated industries like the investment management industry and a deep understanding of financial statements, having served as the President and Chief Executive Officer of a multi-billion dollar insurance company, making him a valuable source of knowledge.  Stuart A. McFarland’s experience as the managing partner of a financial advisory firm and chairman of a thrift holding company has provided him with firm understanding of financial statements and a solid understanding of the financial industry and its rules and regulations, enabling him to provide the Board with valuable input and oversight.  Thomas D. Wren has extensive experience in the financial industry, most recently serving as a senior adviser for a financial and regulatory consulting firm, that has provided him with a thorough knowledge of financial products and the rules and regulations related to the financial industry, making him a valuable member of the Board.  Stephen M. Wynne has over thirty years of experience servicing clients participating in the global investment management and distribution industry.  As CEO for two different financial services firms, Mr. Wynne has overseen and directed his organizations’ strategic and operational development in servicing the needs of mutual funds, exchange-traded funds, hedge funds, managed accounts and offshore funds.  James W. Zug’s experience as a partner of a registered independent public accounting firm provided him with an extensive knowledge of financial statements and significant financial knowledge, which knowledge he brings to the Board in a relatable, effective way.  Each of Messrs. Jackson, McFarland, Wren, Wynne and Zug takes a conservative and thoughtful approach to addressing issues facing the Funds.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Jackson, McFarland, Wren, Wynne and Zug should serve as a director.

Board Leadership Structure

The Board of Directors has general oversight responsibility with respect to the operation of the Company and the Fund, and has structured itself in a manner that it believes allows it to perform its oversight function effectively.  The Board has engaged the Fund’s investment adviser to manage the Fund and is responsible for overseeing the adviser and other service providers to the Company and the Fund in accordance with the provisions of the Act and other applicable laws.  The Board has established an Audit Committee to assist the Board in performing its oversight responsibilities.  More than 75% of the members of the Board are disinterested persons of the Fund (the “Independent Directors”), and the Audit Committee is comprised entirely of Independent Directors.  The Chairman of the Board is the President and the Chief Investment Officer of the Fund’s investment adviser.  The Board has a Lead Independent Director, who acts as the primary liaison between the Independent Directors and management.  The Independent Directors, including the Lead Independent Director, help identify matters for consideration by the Board and the Lead Independent Director regularly participates in the agenda setting process for Board meetings.

In developing its structure, the Board has considered that the Chairman of the Board, as the Chief Investment Officer of the Fund’s investment adviser, can provide valuable input based on his tenure with the adviser and experience in the types of securities in which the Fund invests.  The Board has also determined that the structure of the Lead Independent Director and the function and composition of the Audit Committee are appropriate means to provide effective oversight on behalf of Fund shareholders and address any potential conflicts of interest that may arise from the Chairman’s status as an interested person of the Fund.

Board Oversight of Risk

Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Fund and service providers, the Board of Directors performs a risk oversight function for the Fund.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; meets with representatives of various service providers, including the Fund’s investment adviser and the independent registered public accounting firm of the Fund, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.

The Company has an Audit Committee, which plays a significant role in the risk oversight of the Fund as it meets annually with the auditors of the Fund and quarterly with the Fund’s chief compliance officer.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund, the Fund’s investment adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.  As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Committees

The Company’s Board of Directors has created an audit committee whose members consist, as of January 31, 2011, of Messrs. McFarland, Wren and Zug.  The primary functions of the audit committee are to recommend to the Board of Directors the independent auditors to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund’s internal controls and to review certain other matters relating to the Fund’s auditors and financial records. The Company’s Board of Directors has no other committees. The audit committee met twice during the fiscal year ended September 30, 2010.

Board Compensation

The current standard method of compensating the directors of the Company and Brandywine Fund, Inc. is for the Fund, Brandywine Blue Fund and Brandywine Fund to pay each disinterested director an annual fee of $3,400, $23,300 and $23,300, respectively.  The lead independent director is paid an additional $5,000 annually, divided proportionately among the Funds.  The chairman of the audit committee is paid an additional $5,000 annually, divided proportionately among the Funds.  Each of the Fund, Brandywine Blue Fund and Brandywine Fund also may reimburse directors for travel expenses incurred in order to attend meetings of the Boards of Directors.

The table below sets forth the compensation paid by the Fund to each of the directors of the Company during the fiscal year ended September 30, 2010 (Mr. Wynne did not serve as a director during the 2010 fiscal year):

COMPENSATION TABLE

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex(1) Paid to Directors

“Disinterested Persons”
C. Quentin S. Jackson	$3,202	$0	$0	$49,000
Stuart A. McFarland	$3,192	$0	$0	$49,000
W. Richard Scarlett III(2)	$3,000	$0	$0	$44,000
Thomas D. Wren	$3,000	$0	$0	$44,000
James W. Zug	$3,000	$0	$0	$44,000

“Interested Persons” (as defined in the Act)
William F. D’Alonzo	$0	$0	$0	$0
_______________

(1)	Brandywine Advisors Midcap Growth Fund, Brandywine Blue Fund and Brandywine Fund are the only Funds in the Fund Complex.

(2)
Mr. Scarlett retired from the Boards of Directors effective June 25, 2011.  Mr. Wynne was elected to the Boards of Directors on September 12, 2011 and therefore did not receive compensation for the fiscal year ended September 30, 2010.

1Ownership of Board in Funds and Fund Complex

The governance policies of the Funds contemplate that each independent director will have invested in excess of $100,000 in the aggregate of shares of Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund after three years of service as a director.  It is not contemplated that directors will modify their investment level in the Fund due to market value fluctuations.  The following table sets forth the dollar range of equity securities beneficially owned by each of the current Directors in the Fund as of December 31, 2010, which is also the valuation date:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)

“Disinterested Persons”
C. Quentin S. Jackson	$10,001-$50,000	Over $100,000
Stuart A. McFarland	$10,001-$50,000	Over $100,000
Thomas D. Wren	$10,001-$50,000	Over $100,000
Stephen M. Wynne	None	$10,001-$50,000
James W. Zug	$10,001-$50,000	Over $100,000

“Interested Persons” (as defined in the Act)
William F. D’Alonzo	Over $100,000	Over $100,000
_______________ (1) Brandywine Advisors Midcap Growth Fund, Brandywine Blue Fund and Brandywine Fund are the only funds in the fund complex.

Additionally, the second paragraph of the section titled “Distribution of Shares” on page 23 of the SAI is deleted and replaced in its entirety with the following:

The Plan may be terminated by the Fund at any time by a vote of the directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Directors”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Jackson, McFarland, Wren, Wynne and Zug are currently the Rule 12b-1 Directors.  Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the stockholders of the Fund and the Board of Directors, including the Rule 12b-1 Directors.

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Please retain this Supplement with your Statement of Additional Information.